Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 34,154,575	$ 29,817,507
Restricted cash	1,000,000	1,000,000
Accounts receivable (net of allowance of $4,542,781 at June 30,2015 and $4,029,669 at December 31,2014)	21,004,625	27,362,216
Bunker inventory	12,611,371	15,601,659
Advance hire, prepaid expenses and other current assets	5,382,050	6,568,234
Vessels held for sale, net	3,486,254	4,523,804
Total current assets	77,638,875	84,873,420
Fixed assets, net	265,713,887	207,667,613
Investments in newbuildings in-process	15,381,477	38,471,430
Other noncurrent assets	876,964	1,450,802
Total assets	359,611,203	332,463,265
Current liabilities
Accounts payable, accrued expenses and other current liabilities	24,918,504	40,201,794
Related party debt	60,618,225	59,102,077
Deferred revenue	5,857,640	11,748,926
Current portion long-term debt	22,204,172	17,807,674
Line of credit	0	3,000,000
Dividend payable	12,724,825	12,824,825
Total current liabilities	126,323,366	144,685,296
Secured long-term debt, net	118,047,085	87,430,416
Commitments and contingencies	0	0
Stockholders' equity:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized and no shares issued or outstanding	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized 35,484,993 and 34,756,980 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively	3,556	3,476
Additional paid-in capital	134,261,190	133,955,445
Accumulated deficit	(24,483,234)	(36,142,727)
Total Pangaea Logistics Solutions Ltd. equity	109,781,512	97,816,194
Non-controlling interests	5,459,240	2,531,359
Total stockholders' equity	115,240,752	100,347,553
Total liabilities and stockholders' equity	$ 359,611,203	$ 332,463,265